Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Property, Plant and Equipment
16.	PROPERTY, PLANT AND EQUIPMENT

	Land	Buildings	Warehouse equipment and vehicle	Computer and other equipment	Construction in progress and advances paid	Total
Historical cost
As of January 1, 2021	80	1,823	8,297	4,979	1,496	16,675
Additions	888	1,176	—	—	18,198	20,262
Transfer	—	—	5,129	6,919	(12,048)	—
Disposals	—	—	(218)	(302)	—	(520)
Translation difference	—	—	—	1	—	1

As of December 31, 2021	968	2,999	13,208	11,597	7,646	36,418

Additions	—	—	—	—	34,896	34,896
Transfer	35	612	17,770	11,843	(30,260)	—
Disposal and derecognition	—	—	(1,171)	(1,169)	(522)	(2,862)
Reclassification to inventories	—	—	(9)	(35)	—	(44)
Translation difference	—	—	(19)	(9)	3	(25)

As of December 31, 2022	1,003	3,611	29,779	22,227	11,763	68,383

Accumulated depreciation and impairment
As of January 1, 2021	—	(213)	(1,647)	(1,812)	—	(3,672)

Charge for the year	—	(40)	(1,460)	(1,698)	—	(3,198)
Disposals	—	—	190	232	—	422

As of December 31, 2021	—	(253)	(2,917)	(3,278)	—	(6,448)

Charge for the year	—	(82)	(3,139)	(3,481)	—	(6,702)
Disposal and derecognition	—	—	244	702	—	946
Impairment	—	—	(391)	—	—	(391)
Translation difference	—	—	—	1	—	1
Other movements	—	—	(23)	(12)	—	(35)

As of December 31, 2022	—	(335)	(6,226)	(6,068)	—	(12,629)

Net book value
Opening balance	968	2,746	10,291	8,319	7,646	29,970

Closing balance	1,003	3,276	23,553	16,159	11,763	55,754

As of December 31, 2022, the Group pledged part of its property, plant and equipment with a carrying amount of 192 (December 31, 2021: 240) in order to fulfil the collateral requirements for certain Group’s borrowings (note 25). Further, as of December 31, 2022, property, plant and equipment with a carrying amount of 1,728 (December 31, 2021: 1,782) was held under a sale and leaseback arrangement where the legal lessor retains the title to the assets as a security.